Offerings - Offering: 1	Jul. 31, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock
Amount Registered | shares	3,070,000	[1],[2]
Proposed Maximum Offering Price per Unit	11.83	[3]
Maximum Aggregate Offering Price	$ 36,318,100
Fee Rate	0.01476%
Amount of Registration Fee	$ 5,360.56
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities to be offered or issued from stock splits, stock dividends or similar transactions.

(2)
Estimated in accordance with Rule 457(c) and 457(h) solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of Dana Incorporated’s common stock, par value $0.01 per share (“Common Stock”), reported by the New York Stock Exchange as of July 29, 2024.

(3)	Represents 3,070,000 additional shares of Common Stock reserved for future issuance under the Dana Incorporated 2021 Omnibus Incentive Plan.

[1]	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities to be offered or issued from stock splits, stock dividends or similar transactions.
[2]	Represents 3,070,000 additional shares of Common Stock reserved for future issuance under the Dana Incorporated 2021 Omnibus Incentive Plan.
[3]	Estimated in accordance with Rule 457(c) and 457(h) solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of Dana Incorporated’s common stock, par value $0.01 per share (“Common Stock”), reported by the New York Stock Exchange as of July 29, 2024.